Summary of Inputs for Model Used (Details)		12 Months Ended
		Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares ₨ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares ₨ / shares	Mar. 31, 2023 shares
Restricted stock unit plan [member]
IfrsStatementLineItems [Line Items]
Number of RSU/PSU’s outstanding at the beginning of the year		4,578,910	4,578,910	3,619,800	3,619,800
Granted during the year		1,483,551	1,483,551	1,983,129	1,983,129
Expired during the year				117,969	117,969
Vested/exercised during the year		694,096	694,096	906,050	906,050
Vested RSUs net settled for employee’s tax obligation	[1]	69,189	69,189
Number of RSU/PSU’s outstanding at the end of the year		5,299,176	5,299,176	4,578,910	4,578,910	3,619,800
Weighted average share price, share options granted | ₨ / shares			₨ 2.02		₨ 2.02
Risk- free interest rate		4.15%	4.15%	4.15%	4.15%
Expected volatility (%)		55.00%	55.00%	55.00%	55.00%
Expected life		4	4	4	4
Dividend Yield		0.00%	0.00%	0.00%	0.00%
Description of option pricing model, share options granted		Black-Scholes Valuation	Black-Scholes Valuation	Black-Scholes Valuation	Black-Scholes Valuation
Performance stock unit plan [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | $ / shares		$ 1.35		$ 2.02
Risk- free interest rate		4.19%	4.19%	4.15%	4.15%
Expected volatility (%)		46.50%	46.50%	55.00%	55.00%
Expected life		4	4	4	4
Dividend Yield				0.00%	0.00%	0.00%
Description of option pricing model, share options granted		Monte Carlo Simulation	Monte Carlo Simulation	Monte Carlo Simulation	Monte Carlo Simulation

[1]	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2025, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 6,676 which has been paid to the tax authority on the employee’s behalf before March 31, 2025. Total tax liability paid of INR 6,676 is recognized in equity as transaction with equity shareholders.